UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      November 14, 2011
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:   $511,859 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc        Common           00507V109    17269  1451141 SH       SOLE                  1451141        0        0
Berkshire Hathaway Inc Del     Cl B New         084670702    59221   833623 SH       SOLE                   833623        0        0
Canadian Natural Resource Ltd  Common           136385101    70973  2417034 SH       SOLE                  2417034        0        0
Coca Cola Company              Common           191216100    32126   475512 SH       SOLE                   475512        0        0
Coca Cola Femsa SAB de C V     ADR              191241108    17145   193230 SH       SOLE                   193230        0        0
Consolidated Tomoka Land Co    Common           210226106    40521  1543075 SH       SOLE                  1543075        0        0
Franklin Resources Inc         Common           354613101    50273   525644 SH       SOLE                   525644        0        0
Google Inc                     Cl A             38259P508    19546    38000 SH       SOLE                    38000        0        0
Mastercard Inc                 Cl A             57636Q104    50618   159598 SH       SOLE                   159598        0        0
McDonalds Corp                 Common           580135101    13797   157100 SH       SOLE                   157100        0        0
Norfolk Southern Corp          Common           655844108    11484   188200 SH       SOLE                   188200        0        0
Philip Morris Intl Inc         Common           718172109    58211   933163 SH       SOLE                   933163        0        0
Reynolds American Inc          Common           761713106    55605  1483580 SH       SOLE                  1483580        0        0
SPDR Gold Trust                Gold Shs         78463V107     6134    38800 SH       SOLE                    38800        0        0
Wynn Resorts Ltd               Common           983134107     8939    77674 SH       SOLE                    77674        0        0


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